Share-Based Compensation - Schedule of Stock Option Activity (Details) - Successor [Member]	9 Months Ended
Mar. 31, 2019 $ / shares shares
Number of shares, Outstanding at the beginning | shares
Number of shares, Granted | shares	33,600,000
Number of shares, Exercised | shares
Number of shares, Forfeited | shares
Number of shares, Canceled | shares
Number of shares, Outstanding at the ending | shares	33,600,000
Number of shares, Exercisable at the ending | shares
Weighted Average Exercise Price, Outstanding at the beginning | $ / shares
Weighted Average Exercise Price, Granted | $ / shares	0.01
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Exercise Price, Canceled | $ / shares
Weighted Average Exercise Price, Outstanding at the ending | $ / shares	0.01
Weighted Average Exercise Price, Exercisable at the ending | $ / shares
Remaining Contractual Term in Years, Outstanding at the beginning	0 years
Remaining Contractual Term in Years, Outstanding at the ending	9 years 3 months 11 days
Remaining Contractual Term in Years,Exercisable at the ending	0 years